Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation of investments	$ 2,234,516,867	$ 1,594,354,374
Interest and dividends on investments	6,450,335	12,877,639
Net investment income	2,240,967,202	1,607,232,013
Interest income on notes receivable from participants	14,791,762	13,295,650
Contributions:
Employer	502,736,534	466,075,524
Participants	609,066,549	559,877,149
Rollovers	170,540,845	95,007,786
Total contributions	1,282,343,928	1,120,960,459
Total additions	3,538,102,892	2,741,488,122
Deductions:
Benefits paid to participants	929,096,459	927,002,860
Administrative expenses	12,339,688	14,288,715
Total deductions	941,436,147	941,291,575
Net increase in net assets available for benefits	2,596,666,745	1,800,196,547
Transfer from Discover Financial Services 401k Plan	3,732,221,823	0
Net assets available for benefits:
Beginning of year	12,032,590,454	10,232,393,907
End of year	$ 18,361,479,022	$ 12,032,590,454